SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income tax provision computed based on Malaysia unified income tax statutory rate	$ (3,082,451)	$ 690,461
Tax rate difference	193,787
Permanent difference	3,597,713	(62,740)
Change in valuation allowance	101,674
Income tax provision	$ 810,723	$ 627,721